Related Party Transactions (Details) - Bluecap Mobile Private Limited [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Jul. 31, 2018
Related Party Transactions (Details) [Line Items]
Short-term loan		$ 1,325
Interest rate		8.00%
Outstanding principal balance